Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 HKD ($)	Mar. 31, 2018 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 5,525,069				¥ 5,142,206
Basel III [Member]
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Minimum TLAC ratio, required by January 1, 2019, over risk weighted assets	16.00%
Minimum TLAC ratio, required by January 1, 2019, over leverage ratio denominator	6.00%
Minimum TLAC ratio, required by January 1, 2022, over risk weighted assets	18.00%
Minimum TLAC ratio, required by January 1, 2022, over leverage ratio denominator	6.75%
Basel III [Member] | Unsecured Perpetual Subordinated Additional Tier 1 Notes [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 155,000
Basel III [Member] | Bonds for TLAC [Member] | U.S. Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	1,467,288	$ 13,220
Basel III [Member] | Bonds for TLAC [Member] | Euro
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	124,560		€ 1,000
Basel III [Member] | Bonds for TLAC [Member] | H.K. Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 4,270			$ 302